Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) [Line Items]
Amortization expenses	$ 185,865	$ 127,560
Total additions to intangible assets	9,642	$ 761,623
HKDAEx [Member]
Intangible Assets, Net (Details) [Line Items]
Total additions to intangible assets	$ 641,898